Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
TDRP
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Caterpillar Inc. Tax Deferred Retirement Plan
EIN:	37-0602744
Plan:	033
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
*	Plan's interest in the Caterpillar Investment Trust	Master Trust – at fair value	**	$846,394,395
*	Caterpillar Tax Deferred Plan Self Directed Brokerage - Alight Financial Solutions	Participant directed brokerage accounts	**	33,124,983
*	Notes receivable from participants	Participant loans net of deemed distributions (various maturity dates through August 18, 2034, various interest rates ranging from 4.25% to 9.5%)	—	24,816,680
		Total Investments		$904,336,058
* Denotes party in interest.
** Cost information is not applicable for participant directed investments.